INTEGRITY DIVIDEND SUMMIT FUND
Schedule of Investments April 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS (97.4%)

Communication Services (16.2%)
AT&T Inc	22,000	$609,400
BCE Inc	6,000	133,500
Verizon Communications Inc	16,000	704,960
		1,447,860
Consumer Discretionary (5.0%)
Best Buy Co Inc	2,500	166,725
Buckle Inc/The	3,000	104,280
Wendy's Co/The	8,000	100,000
Whirlpool Corp	1,000	76,280
		447,285
Consumer Staples (12.6%)
Altria Group Inc	5,250	310,537
British American Tobacco PLC ADR	6,500	283,075
Philip Morris International Inc	2,000	342,720
Pilgrim's Pride Corp	3,400	185,572
		1,121,904
Energy (16.3%)
Enbridge Inc	4,500	210,105
Permian Resources Corp	11,000	129,800
Petroleo Brasileiro SA ADR	23,000	259,670
South Bow Corp	2,400	59,256
TransCanada Corp	12,000	604,920
Dorian LPG Ltd	9,000	192,780
		1,456,531
Financials (10.5%)
American Financial Group Inc/OH	1,000	126,660
ING Groep NV ADR	5,000	96,850
T Rowe Price Group Inc	600	53,130
Prudential Financial Inc	2,000	205,420
Regions Financial Corp	6,000	122,460
Truist Financial Corp	3,000	115,020
US Bancorp	5,340	215,416
		934,956
Health Care (11.9%)
Bristol Myers Squibb Co	8,700	436,740
Novartis AG ADR	1,000	113,490
Pfizer Inc	14,000	341,740
Sanofi ADR	3,000	164,850
		1,056,820
Industrials (2.1%)
United Parcel Service Inc	2,000	190,600
Information Technology (2.0%)
Seagate Technology PLC	2,000	182,060
Materials (9.7%)
BHP Group Ltd ADR	3,000	142,650
Dow Inc	9,000	275,310
Rio Tinto PLC ADR	4,500	267,300
LyondellBasell Industries NV	3,000	174,630
		859,890

Utilities (11.1%)
AES Corp/The	30,000	300,000
Dominion Resources Inc/VA	3,500	190,330
Eversource Energy	4,000	237,920
Exelon Corp	2,000	93,800
Portland General Electric Co	4,000	168,480
		990,530

TOTAL COMMON STOCKS (COST: $9,017,933)		$8,688,436

OTHER ASSETS LESS LIABILITIES (2.6%)		$231,500

NET ASSETS (100.0%)		$8,919,936
PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Dividend Summit Fund
Investments at cost	$9,017,933
Unrealized appreciation	$766,000
Unrealized depreciation	(1,095,497)
Net unrealized appreciation/(depreciation)*	$(329,497)

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025:

Integrity Dividend Summit Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$8,688,436.00	$-	$-	$8,688,436.00
Total	$8,688,436.00	$-	$-	$8,688,436.00